Share-Based Compensation Plans - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 11, 2014 employee	Jan. 31, 2016 director	Jun. 30, 2016 USD ($)	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 employee $ / shares	Dec. 31, 2013 employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, not yet granted (in shares)				2,400,000.0
Number of employees affected by change in policy | employee	130
Expense recognized | $			$ 4.2
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation plan, stock units held (shares)				234,426	302,041
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation plan, stock units held (shares)				34,200	54,050
Deferred Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
The weighted-average grant-date fair value (in dollars per share) | $ / shares				$ 29.41	$ 32.79	$ 24.70
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value per share at issuance date (in dollars per share) | $ / shares				$ 29.06	$ 27.09	$ 27.91
Discount percent				3.00%	3.00%	3.00%
Internal Metric Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period				2 years
Performance Shares PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by change in policy | employee						100	100
Performance period					3 years	3 years
Increase percent				25.00%
75th Percentile				75.00%
Reduction percent				25.00%
25th Percentile				25.00%
Performance Shares PSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of an employees award				0.00%	0.00%	0.00%
Performance Shares PSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of an employees award				200.00%	200.00%	200.00%
PSUs Granted in 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years	3 years	3 years
Market Share Units MSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period					3 years	3 years
Less than percent of initial price					50.00%
Market Share Units MSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of an employees award					0.00%	0.00%
Market Share Units MSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of an employees award					150.00%	150.00%
Stock Options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				6 years
Stock Options | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				10 years
Executive Leadership and Board of Directors Restructuring | Severance Costs | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of positions eliminated | director		2
Share-based Compensation Award, Tranche Three | Performance Shares PSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period				3 years
Share-based Compensation Award, Tranche Two | Performance Shares PSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period				2 years
Share-based Compensation Award, Tranche One | Performance Shares PSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period				1 year